OPERATING LEASES - Schedule of operating lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 12,253
Additions	0
Repayments	(1,345)
Foreign exchange translation	4
Operating lease obligation, ending balance	10,912
Current portion	2,697	$ 2,632
Non-current portion	8,215	$ 9,621
SFL Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	11,345
Additions	0
Repayments	(1,073)
Foreign exchange translation	0
Operating lease obligation, ending balance	10,272
Current portion	2,209
Non-current portion	8,063
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	908
Additions	0
Repayments	(272)
Foreign exchange translation	4
Operating lease obligation, ending balance	640
Current portion	488
Non-current portion	$ 152